Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Assets Measured or Disclosed at Fair Value
Number of debt security measured using the market approach	1	1
Short-term investments
Assets Measured or Disclosed at Fair Value
Total gains				¥ 19,123	¥ 5,828
Total (loss)	$ (260)	¥ (1,776)
Long-term investments
Assets Measured or Disclosed at Fair Value
Total gains	8,732	59,637		15,475	¥ 5,454
Recurring
Assets Measured or Disclosed at Fair Value
Total assets measured at fair value	71,055		$ 48,140			¥ 485,307	¥ 328,796
Total gains	8,472	57,861	3,733	25,498
Recurring | Short-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sales securities						304,824	274,822
Total gains				10,023
Total (loss)		(1,776)
Recurring | Long-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sales securities						180,483	53,974
Total gains		¥ 59,637		¥ 15,475
Recurring | Quoted prices in active market for identical assets (Level 1)
Assets Measured or Disclosed at Fair Value
Total assets measured at fair value			1,667				11,383
Recurring | Quoted prices in active market for identical assets (Level 1) | Short-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sales securities							11,383
Recurring | Significant unobservable inputs (Level 3)
Assets Measured or Disclosed at Fair Value
Total assets measured at fair value	$ 71,055		$ 46,473			485,307	317,413
Recurring | Significant unobservable inputs (Level 3) | Short-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sales securities						304,824	263,439
Recurring | Significant unobservable inputs (Level 3) | Long-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sales securities						¥ 180,483	¥ 53,974